Share-based compensation plans (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation plans
Number of plans			2		2
SARs
Share-based compensation plans
Number of shares awarded			1,504,998		4,700,000
Vesting period			3 years		3 years
Contractual term					5 years
Share-based compensation expense	$ 311,453	$ 113,750	$ 397,965	$ 113,750	$ 339,661	$ 0
Unrecognized compensation cost related to unvested share-based compensation	$ 2,356,016		$ 2,356,016		$ 1,534,689
Period of recognizing unrecognized compensation cost related to unvested share-based compensation					3 years